Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Amount of uncertain tax position (excluding interest and penalties) included in the consolidated balance sheets	$ 339	$ 451	$ 674
Interest	615	845	1,200
Unused tax losses [Member]
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	3,751	4,038	3,084
Tax losses unrecognized deferred tax assets (before tax effect)	17,028	18,422	13,698
Deductible Temporary Differences [Member]
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	1,866	1,030	792
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	9,683	4,695	3,557
Uncertain tax position [Member]
Disclosure of income tax expense [Line Items]
Interest	61	81	108
Penalty	0	0	0
Interest reversed	227	223	0
Penalty reversed	72	71	0
Exchange differences relating to interest	50	(12)	(41)
Exchange differences relating to penalty	$ (27)	$ (6)	$ (25)
Singapore (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Withholding tax on dividends	0.00%	0.00%	0.00%
Thailand (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	20.00%	20.00%	20.00%
Withholding tax on dividends	10.00%	10.00%	10.00%
Australia (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	30.00%	30.00%	30.00%
The People's Republic of China (Country of domicile) [Member]
Disclosure of income tax expense [Line Items]
Statutory corporate income tax rate	25.00%	25.00%	25.00%
Withholding tax on dividends	10.00%	10.00%	10.00%